Fees Summary	Apr. 23, 2025 USD ($)
Fees Summary [Line Items]
Total Fee Amount	$ 33,875.63
Interest Amount	0.00
Total Offset Amount	2,354.71
Net Fee	$ 31,520.92
Total Fee and Interest Amount	33,875.63